Certain Relationships and Related Transactions (Details) (Sidley Austin LLP, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Sidley Austin LLP
Certain relationships and related transactions
Legal expense	$ 15.4	$ 17.6	$ 13.6
Description of related transaction	The following persons are partners of Sidley Austin LLP, the principal law firm of TDS and its subsidiaries: Walter C.D. Carlson, a trustee and beneficiary of a voting trust that controls TDS, the non-executive Chairman of the Board and member of the Board of Directors of TDS and a director of U.S. Cellular, a subsidiary of TDS; William S. DeCarlo, the General Counsel of TDS and an Assistant Secretary of TDS and certain subsidiaries of TDS; and Stephen P. Fitzell, the General Counsel of U.S. Cellular and TDS Telecommunications Corporation and an Assistant Secretary of certain subsidiaries of TDS. Walter C.D. Carlson does not provide legal services to TDS or its subsidiaries. TDS, U.S. Cellular and their subsidiaries incurred legal costs from Sidley Austin LLP of $15.4 million in 2014, $17.6 million in 2013 and $13.6 million in 2012.